N-2	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares shares
Cover [Abstract]
Entity Central Index Key	0002052053
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Powerlaw Corp.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

The Fund has a senior secured credit agreement (the “Credit Agreement”) with Stifel Bank (the “Bank”) entered into on December 31, 2025, which will expire on December 31, 2027. Subject to the terms of the Credit Agreement, the Fund may borrow up to an aggregate amount of $20,000,000. Interest accrues on principal drawn under the credit line, which is payable on each loan maturity date. The interest rate is Prime Rate, as of the date of funding (6.75% at March 18, 2026) plus 1.00%. The Fund will pay a 0.25% commitment fee on the maturity date equal to the difference between the average commitment amount and the average daily balance of the principal borrowed. As of March 31, 2026, the Fund had $20,000,000 available to be borrowed, with no outstanding borrowings under the line of credit. The Fund is subject to certain financial and non-financial covenants as stated in the Credit Agreement.

During the six months ended March 31, 2026, the Fund accrued $178,365 of line of credit fees as deferred loan origination fees and $47,688 of loan origination fees of which $226,053 were closing fees and $0 were unused commitment fees. None of the line of credit fees were payable as of March 31, 2026. During the six months ended March 31, 2026, $55,739 of the fees were amortized as loan origination fees on the consolidated statement of operations and $170,314 remain accrued as deferred loan origination fees on the consolidated statement of assets and liabilities. During the six months ended March 31, 2026 the Fund accrued and paid $8,493 in interest expense.

Senior Securities Amount | $	$ 20,000,000
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Powerlaw Corp. (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was organized on September 9, 2024 and commenced operations on January 15, 2025, as PowerLaw10, LLC, a Delaware limited liability company. Effective September 5, 2025 the Fund converted to a Maryland corporation and intends to be treated, and to qualify annually, as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended, beginning with taxable year ending September 30, 2026.

The Fund has applied to list its common stock on the Nasdaq Global Market (the “Exchange”) under the symbol PWRL. The listing of its shares must be approved by the Exchange prior to any trading of shares on the Exchange.

The Fund’s investment objective is long-term capital appreciation. It seeks to achieve its investment objective by primarily investing in the equity and equity-linked securities of a concentrated portfolio of approximately 15 late-stage technology companies. Powerlaw Fund Adviser, LLC (formerly known as Akkadian CEF Manager, LLC) (the “Adviser”) serves as the Fund’s investment adviser and manages its investments subject to the supervision of the Fund’s Board of Directors.

Risk Factors [Table Text Block]

Risks and Uncertainties– All investments are subject to certain risks. Changes in overall market movements, interest rates, or factors affecting a particular industry, can affect the ultimate value of the Fund’s investments. Investments are subject to a number of risks, including the risks that values will fluctuate as a result of changes in expectations for the economy and individual investors.

Liquidity and Valuation Risk – Liquidity risk is the risk that securities may be difficult or impossible to sell at the time the Adviser would like or at the price it believes the security is currently worth. Liquidity risk may be increased for certain Fund investments, including those investments in funds with gating provisions or other limitations on investor withdrawals and restricted or illiquid securities. Some SPVs in which the Fund invests may impose restrictions on when an investor may withdraw its investment or limit the amount an investor may withdraw. To the extent that the Adviser seeks to reduce or sell out of a Fund investment at a time or at an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold.

A substantial portion of the Fund’s investments are illiquid, as determined by using the SEC standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven calendar days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Investment of the Fund’s assets in illiquid and restricted securities may also restrict the Fund’s ability to take advantage of market opportunities.

Valuation risk is the risk that one or more of the securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult, in which case the Adviser’s judgment may play a greater role in the valuation process.

Concentration Risk – Many of the Fund’s investments will be in U.S. private companies in the technology sector and therefore will be particularly exposed to the risks attendant to investments in that sector. Investors generally have no assurance as to the degree of diversification of the Fund’s investments, either by geographic region, asset type or sector. Accordingly, a significant portion of the Fund’s investments may be made in relatively few geographic regions, asset types, security types or industry sectors. For example, as of March 31, 2026, approximately 31.47% of the Fund’s investment portfolio is invested in private technology companies in the artificial intelligence industry. Any such concentration of risk may increase losses suffered by the Fund, which could have a material adverse effect on the Fund’s overall financial condition.

General SPV Risks – The Fund may invest in portfolio companies indirectly through investing in SPVs. Investors should be aware that the use of SPVs introduces additional layers of structural complexity, and additional risks related to liquidity, transparency, and valuation may exist. The Fund, as a holder of securities issued by an SPV or similar investment structure, will bear its pro rata portion of such SPV or investment structure’s expenses. Investment in a multi-layer SPV introduces additional levels of expenses because the Fund must bear its pro-rata portion of the expenses of any intermediary vehicle and the primary SPV. The fees that the Fund pays to invest in an SPV may be higher than if the Fund invested in the underlying portfolio company directly. These acquired fund fees and expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing costs and/or potentially reducing returns to investors. Investments in SPVs are generally illiquid, and SPVs in which the Fund invests are managed by external managers and therefore the Adviser will not have any control over the management of the SPV. The Fund will have no direct claims against any portfolio company held by an SPV. SPVs may have different terms and structures, which may present unique risks and a different economic experience or return profile than if the Fund were to hold interests in the underlying private companies directly. SPVs may also present valuation and transparency challenges. Because SPVs are managed by unaffiliated persons or entities, the Fund may have little to no transparency regarding the SPVs financial position or holdings. Information provided by the SPV may be minimal, and may not be provided in a timely manner.

Counterparty Risk – The Fund is exposed to counterparty risk from the potential failure of a holder of a portfolio company’s securities to perform in accordance with the agreed upon terms of the investment arrangement, including for the Fund’s investments in forwards, call rights, and loans. The maximum risk of loss from counterparty risk to the Fund is the fair value of the contracts. The Fund considers the effects of counterparty risk when determining the fair value of each investment.

Market Disruption and Geopolitical Risk - The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural, and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of Fund investments.

NAV Per Share | $ / shares	$ 13.14
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

For the period January 15, 2025 (commencement of operations) through September 5, 2025, PowerLaw10, LLC received the following capital contributions to fund its investments and operating expenses and issued the corresponding units of membership interest. On September 5, 2025, PowerLaw10, LLC converted to a Maryland corporation (the “Conversion” and such corporation Powerlaw Corp.), such units of membership interests converted into the corresponding number of shares of common stock pursuant to the conversion ratios set forth in PowerLaw10, LLC’s Second Amended and Restated Operating Agreement, dated June 10, 2025 (the “Operating Agreement”). In addition, pursuant to the PowerLaw10, LLC Equity Incentive Plan, dated September 9, 2024, PowerLaw10, LLC was authorized to issue 25,000,000 Organizer Units and 15,000,000 Advisor Units. Pursuant to the Operating Agreement, upon the Conversion, the (a) 25,000,000 Organizer Units would have converted into 54,268,121 shares of common stock and (b) 15,000,000 Advisor Units would have converted into 15,303,750 shares of common stock, which would have resulted in an aggregate of 69,571,908 shares of common stock issued upon the conversion of the Organizer Units and Advisor Units. However, prior to the Conversion and pursuant to the Operating Agreement, 5,857,244 of the Organizer Units were converted into 12,462,116 Advisor Units. As a result, immediately prior to the Conversion, PowerLaw10, LLC had 19,142,756 Organizer Units outstanding and 27,462,116 Advisor Units outstanding. Upon the Conversion, the (i) 19,142,756 Organizer Units converted into 41,553,672 shares of common stock and (ii) 27,462,116 Advisor Units converted into 28,018,199 shares of common stock, which resulted in an aggregate of 69,571,908 shares of common stock issued upon the conversion of the Organizer Units and Advisor Units.

Classes of Membership Interests	Capital Contributions	Number of Membership Interests	Conversion Ratio		Common Stock Shares
Class A Units	$50,000,000	50,000,000	1.2000	x	60,000,000
Class B Units	251,099,000	251,099,000	1.1040	x	277,213,296
Class B Feeder Units	107,301,000	107,301,000	1.0450	x	112,129,545
Advisor Units	–	27,462,116	1.02025	x	28,018,199
Organizer Units	–	19,142,756	2.1707	x	41,553,672
	$408,400,000	455,004,872			518,914,712

The Organizer Units and Advisor Units were issued pursuant to the PowerLaw10, LLC Equity Incentive Plan, dated September 9, 2024. The Fund applied ASC 718 Compensation-Stock Compensation to account for the Organizer Units and Advisor Units. No cash was paid in connection with the issuance of the Organizer Units and the Advisor Units. The Fund applied the weighted expected return method to estimate the fair value at grant date and at any modification date. Following the initial grants, two modifications occurred: (1) the conversion of Organizer Units to Advisor Units, described above, and (2) the conversion of Advisor Units at the Conversion date in excess of the stated Advisor Units conversion total per the Operating Agreement, which resulted in a value of $3,573,898, which is recorded in the consolidated statement of operations as professional fees and fund administration expense in the amount of $3,510,561 and $63,337, respectively. As of March 31, 2026, there is no recognized compensation expense related to the Organizer Units and Advisor Units.

Certain grants of Advisor Units, representing 17,623,778 Units, were accounted for under ASC 505 Equity, whereby the grants were accounted for at fair value utilizing a probability weighted expected return method. No expense was recorded for these grants.

PowerLaw10, LLC anticipates that the Conversion will be a treated as a tax-free contribution by PowerLaw10, LLC of its assets to Powerlaw Corp. pursuant to section 351 of the Internal Revenue Code of 1986, as amended.

On December 23, 2025, after obtaining the approval of stockholders, the board of directors approved and executed a reverse stock split whereby every twelve shares of common stock were changed into one share of common stock (the “Reverse Stock Split”). After the completion of the Reverse Stock Split, there were 43,242,931 shares of common stock outstanding.

All share and per-share amounts presented in these consolidated financial statements and the accompanying notes to the consolidated financial statements, including net asset value per share, earnings or losses per share, and financial highlights, have been retroactively adjusted to reflect the Reverse Stock Split for all periods presented.

The Reverse Stock Split did not affect the Fund's total assets or any shareholder's proportionate ownership interest in the Fund, except for minor adjustments resulting from fractional shares.

Other Securities [Table Text Block]

Restricted Securities– Restricted securities are securities of privately held issuers that may only be resold pursuant to registration under applicable federal securities laws or through transactions exempt from such registration requirements. In certain instances, the issuer of restricted securities may agree, at its own expense, to register such securities for resale, either upon demand by the Fund or in connection with another registered offering.

Many restricted securities may nonetheless be resold in secondary market transactions conducted pursuant to available exemptions from registration. Restricted securities are valued either at prices provided by secondary market dealers or, where no such market quotations are available, at fair value determined in good faith in accordance with methodologies approved by the Adviser. As of the date of this report, there is no expected date for such restrictions to be removed from any of the Fund’s restricted securities.

Outstanding Security, Title [Text Block]	common stock
Outstanding Security, Authorized [Shares]	950,000,000
Outstanding Security, Held [Shares]	43,242,931
Liquidity and Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity and Valuation Risk – Liquidity risk is the risk that securities may be difficult or impossible to sell at the time the Adviser would like or at the price it believes the security is currently worth. Liquidity risk may be increased for certain Fund investments, including those investments in funds with gating provisions or other limitations on investor withdrawals and restricted or illiquid securities. Some SPVs in which the Fund invests may impose restrictions on when an investor may withdraw its investment or limit the amount an investor may withdraw. To the extent that the Adviser seeks to reduce or sell out of a Fund investment at a time or at an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold.

A substantial portion of the Fund’s investments are illiquid, as determined by using the SEC standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven calendar days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Investment of the Fund’s assets in illiquid and restricted securities may also restrict the Fund’s ability to take advantage of market opportunities.

Valuation risk is the risk that one or more of the securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult, in which case the Adviser’s judgment may play a greater role in the valuation process.

Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration Risk – Many of the Fund’s investments will be in U.S. private companies in the technology sector and therefore will be particularly exposed to the risks attendant to investments in that sector. Investors generally have no assurance as to the degree of diversification of the Fund’s investments, either by geographic region, asset type or sector. Accordingly, a significant portion of the Fund’s investments may be made in relatively few geographic regions, asset types, security types or industry sectors. For example, as of March 31, 2026, approximately 31.47% of the Fund’s investment portfolio is invested in private technology companies in the artificial intelligence industry. Any such concentration of risk may increase losses suffered by the Fund, which could have a material adverse effect on the Fund’s overall financial condition.

General SPV Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General SPV Risks – The Fund may invest in portfolio companies indirectly through investing in SPVs. Investors should be aware that the use of SPVs introduces additional layers of structural complexity, and additional risks related to liquidity, transparency, and valuation may exist. The Fund, as a holder of securities issued by an SPV or similar investment structure, will bear its pro rata portion of such SPV or investment structure’s expenses. Investment in a multi-layer SPV introduces additional levels of expenses because the Fund must bear its pro-rata portion of the expenses of any intermediary vehicle and the primary SPV. The fees that the Fund pays to invest in an SPV may be higher than if the Fund invested in the underlying portfolio company directly. These acquired fund fees and expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing costs and/or potentially reducing returns to investors. Investments in SPVs are generally illiquid, and SPVs in which the Fund invests are managed by external managers and therefore the Adviser will not have any control over the management of the SPV. The Fund will have no direct claims against any portfolio company held by an SPV. SPVs may have different terms and structures, which may present unique risks and a different economic experience or return profile than if the Fund were to hold interests in the underlying private companies directly. SPVs may also present valuation and transparency challenges. Because SPVs are managed by unaffiliated persons or entities, the Fund may have little to no transparency regarding the SPVs financial position or holdings. Information provided by the SPV may be minimal, and may not be provided in a timely manner.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Risk – The Fund is exposed to counterparty risk from the potential failure of a holder of a portfolio company’s securities to perform in accordance with the agreed upon terms of the investment arrangement, including for the Fund’s investments in forwards, call rights, and loans. The maximum risk of loss from counterparty risk to the Fund is the fair value of the contracts. The Fund considers the effects of counterparty risk when determining the fair value of each investment.

Market Disruption and Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risk - The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural, and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of Fund investments.